Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2023
Significant Accounting Policies [Abstract]
Schedule of net loss from operations and the weighted average number of ordinary shares	The net loss from operations and the weighted average number of Ordinary Shares used in computing basic and diluted net loss per share from operations for the period of six months ended June 30, 2023 and 2022, is as follows:
	Six-month period ended June 30,
	2023	2022
	Unaudited
Numerator:
Net loss	$(924)	$(836)
Deemed dividend related to trigger of down round protection feature (see Note 3E below)	(7)	-
Net basic loss from operations	$(931)	$(836)
Change in fair value of convertible advanced investment (see Note 6 below)	(269)	-
Net diluted loss from operations	$(1,200)	$(836)

Denominator:
Ordinary shares used in computing basic net loss per share	9,411,251	2,578,760
Incremental ordinary shares to be issued upon conversion of convertible advanced investments	461,759	-
Ordinary shares used in computing diluted net loss per share	9,873,010	2,578,760

Basic net loss per ordinary share from operation	$(0.10)	$(0.32)
Diluted net loss per ordinary share from operation	$(0.12)	$(0.32)